Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (Unaudited)
Schedule of quarterly financial data (unaudited)
					Year
	First	Second	Third	Fourth	to
(In thousands except per share data)	quarter	quarter	quarter	quarter	Date
Year Ended December 31, 2014
Interest income	$10,963	$11,125	$11,196	$11,214	$44,498
Interest expense	1,309	1,278	1,240	1,217	5,044
Net interest income	9,654	9,847	9,956	9,997	39,454
Provision for loan losses	0	0	0	0	0
Noninterest income	2,085	2,183	2,313	2,168	8,749
Noninterest expense	8,707	8,811	9,899	9,090	36,507
Income tax expense	1,045	1,121	802	1,074	4,042
Net income available to common stockholders	$1,987	$2,098	$1,568	$2,001	$7,654

Net income per share:
Basic earnings per share	$0.38	$0.40	$0.30	$0.38	$1.46
Diluted earnings per share	0.38	0.40	0.30	0.38	1.46

Year Ended December 31, 2013
Interest income	$11,545	$11,592	$11,298	$11,230	$45,665
Interest expense	1,816	1,777	1,433	1,316	6,342
Net interest income	9,729	9,815	9,865	9,914	39,323
Provision for loan losses	1,000	1,000	0	30	2,030
Noninterest income	3,007	3,088	2,447	2,324	10,866
Noninterest expense	11,934	9,281	9,972	9,576	40,763
Income tax (benefit) expense	(62)	810	771	903	2,422
Net (loss) income	$(136)	$1,812	$1,569	$1,729	$4,974
Preferred stock dividends and Accretion of discount	295	320	0	0	615
Net income (loss) available to common stockholders	$(431)	$1,492	$1,569	$1,729	$4,359

Net income (loss) per share:
Basic (loss) earnings per share	$(0.08)	$0.29	$0.30	$0.33	$0.83
Diluted (loss) earnings per share	(0.08)	0.29	0.30	0.33	0.83